Form N-1A Supplement	May 29, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement Dated May 29, 2026

To The Prospectus Dated April 27, 2026

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.